UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment            [ X ]; Amendment Number: 01
This Amendment(Check only one.):   [   ] is a restatement.
                                   [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	     Harold C. Brown & Co., Inc.
Address:     Suite 3800
	     One HSBC Center
             Buffalo, NY  14203

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Russell M. Giordano
Title:          CCO, COO
Phone:          716-854-2500
Signature, Place and Date of Signing:

Russell M. Giordano     Buffalo, New York     August 3, 2000

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:          0

Form 13F Information Table Entry Total:     4

Form 13F Information Table Value Total:     $5,507


List of Other Included Managers:

No.     13F File Number     Name


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
                                                                  FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/           PUT/   INVSTMT  OTHER     VOTING AUTHORITY
                                                         (x$1000)  PRIN AMT          CALL   DSCRETN   MGRS
     NAME OF ISSUER        TITLE OF CLASS      CUSIP                                                         SOLE  SHARED    NONE
FORD MOTOR CO DEL         COM               345370860          690       27248SH                               1078      0    26170
NATL COMM BANCORPTN       COM               635449101         3710      186057SH                              28768      0   157289
POWER ONE INC             COM               739308104          414        6840SH                               1230      0     5610
VODAFONE GROUP PLC        ADR(10 ORDS)      92857W100          694       18758SH                               2385      0    16373